Capital Stock	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Capital Stock
Capital Stock
The authorized capital stock of Teekay at June 30, 2016 and December 31, 2015 was 25 million shares of preferred stock, with a par value of $1 per share, and 725 million shares of common stock, with a par value of $0.001 per share. As at June 30, 2016, Teekay had no shares of preferred stock issued. During the six months ended June 30, 2016, Teekay issued 0.1 million shares of common stock upon the exercise or issuance of stock options, restricted stock units and restricted stock awards. During the six months ended June 30, 2016, Teekay issued approximately 12.0 million shares of common stock in a private placement for net proceeds of approximately $96.2 million.
During the six months ended June 30, 2016 and 2015, the Company granted 916,015 and 265,135 stock options with exercise prices of $9.44 and $43.99 per share, respectively, 243,296 and 63,912 restricted stock units with fair values of $2.3 million and $2.9 million, respectively, 311,691 and 61,774 performance shares with fair values of $3.6 million and $3.4 million, respectively, and 67,000 and 22,502 shares of restricted stock awards with fair values of $0.6 million and $1.0 million, respectively, to certain of the Company’s employees and directors. Each stock option has a ten-year term and vests equally over three years from the grant date. Each restricted stock unit, restricted stock award and performance share is equal in value to one share of the Company’s common stock plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date and the performance shares vest three years from the grant date. Upon vesting, the value of the restricted stock units, restricted stock awards and performance shares are paid to each grantee in the form of shares or cash. The number of performance share units that vest will range from zero to a multiple of the original number granted, based on certain performance and market conditions.
The weighted-average grant-date fair value of stock options granted during March 2016 was $3.60 per stock option. The fair value of each stock option granted was estimated on the grant date using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the stock options granted: expected volatility of 55.1%; expected life of 5.5 years; dividend yield of 3.2%; risk-free interest rate of 1.3%; and estimated forfeiture rate of 7.1%. The expected life of the stock options granted was estimated using the historical exercise behavior of employees. The expected volatility was generally based on historical volatility as calculated using historical data during the five years prior to the grant date.
Share-based Compensation of Subsidiaries
During the six months ended June 30, 2016 and 2015, 76,084 and 14,603 common units of Teekay Offshore, 32,723 and 10,447 common units of Teekay LNG and 9,358 and 51,948 shares of Class A common stock of Teekay Tankers, respectively, with aggregate values of $0.7 million and $1.0 million, respectively, were granted and issued to the non-management directors of the general partners of Teekay Offshore and Teekay LNG and the non-management directors of Teekay Tankers as part of their annual compensation for 2016 and 2015.
Teekay Offshore, Teekay LNG and Teekay Tankers grant equity-based compensation awards as incentive-based compensation to certain employees of Teekay’s subsidiaries that provide services to Teekay Offshore, Teekay LNG and Teekay Tankers. During March 2016 and 2015, Teekay Offshore and Teekay LNG granted phantom unit awards and Teekay Tankers granted restricted stock-based compensation awards with respect to 599,479 and 102,834 units of Teekay Offshore, 131,062 and 32,054 units of Teekay LNG and 275,848 and 192,387 Class A common shares of Teekay Tankers, respectively, with aggregate grant date fair values of $4.8 million and $4.2 million, respectively, based on Teekay Offshore, Teekay LNG and Teekay Tankers’ closing unit or stock prices on the grant dates. Each phantom unit or restricted stock unit is equal in value to one of Teekay Offshore’s, Teekay LNG’s or Teekay Tankers’ common units or common shares plus reinvested distributions or dividends from the grant date to the vesting date. The awards vest equally over three years from the grant date. Any portion of an award that is not vested on the date of a recipient’s termination of service, is canceled, unless their termination arises as a result of the recipient’s retirement, in which case, the award will continue to vest in accordance with the vesting schedule. Upon vesting, the awards are paid to a substantial majority of the grantees in the form of common units or common shares, net of withholding tax. During March 2016, Teekay Tankers granted 216,043 stock options with an exercise price of $3.74 per share to an officer of Teekay Tankers. Each stock option granted in March 2016 has a ten-year term and vests equally over three years from the grant date. During March 2015, Teekay Tankers granted 58,434 stock options with an exercise price of $5.39 per share to an officer of Teekay Tankers. Each stock option granted in March 2015 has a ten-year term and vests equally over three years from the grant date.